Summary of Significant Accounting Policies - Property and Equipment (Details) $ in Thousands	12 Months Ended
Jan. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Impairment of property and equipment	$ 0
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years